Shareholders' Equity (Information About Share Options) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	519,785
Number exercisable	217,976
Weighted average remaining Contractual of outstanding options	4 years 1 month 20 days
Exercise price 0-2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 0
Exercise price, maximum | $ / shares	$ 2
Number of outstanding options	179,154
Number exercisable	73,797
Weighted average remaining Contractual of outstanding options	4 years 2 months 19 days
Exercise price 2-5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 2
Exercise price, maximum | $ / shares	$ 5
Number of outstanding options	340,631
Number exercisable	144,179
Weighted average remaining Contractual of outstanding options	4 years 1 month 6 days